BORROWINGS (Long-term Narrative) (Details)	1 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($) shares	Oct. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 17, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 24, 2015 CNY (¥)	Jul. 24, 2015 USD ($)
Debt Instrument [Line Items]
Debt, face amount			¥ 800,000,000								¥ 300,000,000
Change in fair value of warrants			0	$ 0	¥ (34,937,341)	$ 10,364,075	¥ 2,096,024
Interest cost			322,002,538		409,731,845		360,480,383
Long-term borrowings			379,788,937		488,519,559					$ 58,372,491
Current portion of debt			10,256,583							$ 1,576,408
Debt Instrument, Interest Rate, Stated Percentage											0.00%
Long-term Debt			¥ 537,654,759
Disposal Group, Including Discontinued Operation, Interest Expense		¥ 215,226,564					74,923,604
Loan Agreement With Financial Investment Management Center [Member]
Debt Instrument [Line Items]
Debt, face amount							¥ 20,000,000
Debt term							3 years	3 years
Debt Instrument, Interest Rate, Stated Percentage							3.00%						3.00%
Long term Borrowings With Embedded Warrants [Member]
Debt Instrument [Line Items]
Interest Expense, Debt					119,050,121	$ 18,109,126
Loan agreement with The Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Debt, face amount					¥ 609,283,000		¥ 609,283,000
Effective interest rate			3.83%							3.83%
Long-term Debt			¥ 333,355,000
Loan agreement with The Export-Import Bank of China [Member] | Loan Agreement Due April 2017 [Member]
Debt Instrument [Line Items]
Current portion of debt			130,342,000
Debt maturity date					Apr. 30, 2017	Apr. 30, 2017
Loan agreement with The Export-Import Bank of China [Member] | Loan Agreement Due June 2020 [Member]
Debt Instrument [Line Items]
Debt maturity date					Jun. 30, 2020	Jun. 30, 2020
Loan Eight [Member] | Plants [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt, face amount			187,369,393
China Merchants Bank [Member]
Debt Instrument [Line Items]
Debt, face amount					¥ 87,880,000
Debt term					10 years	10 years
Debt Instrument, Interest Rate, Stated Percentage					5.39%							5.39%
Long-term Debt			75,094,559
China Merchants Bank [Member] | Loan Agreement Due January 2026 [Member]
Debt Instrument [Line Items]
Debt maturity date					Jan. 31, 2026	Jan. 31, 2026
China Merchants Bank [Member] | Loan Agreement Due February 2016 [Member]
Debt Instrument [Line Items]
Debt maturity date					Feb. 29, 2016	Feb. 29, 2016
China Merchants Bank [Member] | Loan Agreement Due December 2018 [Member]
Debt Instrument [Line Items]
Current portion of debt			7,523,822
Loan Agreement With Credit Suisse Ag [Member]
Debt Instrument [Line Items]
Debt, face amount			¥ 6,000,000							$ 39,205,200
Debt term			3 years	3 years
Debt Instrument, Interest Rate, Stated Percentage			5.62%							5.62%
Guochuang Investment [Member]
Debt Instrument [Line Items]
Debt, face amount			¥ 50,000,000		¥ 20,000,000
Debt term			3 years	3 years	3 years	3 years
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member]
Debt Instrument [Line Items]
Debt, face amount | $	$ 150,000,000
Number of financial institutions other than Credit Suisse	6
Debt instrument, interest rate spread	6.00%
Debt instrument, description of variable rate basis	LIBOR
Frequency of interest payment	6
Total debt issuance cost | $	$ 4,000,000
Warrants issued | shares	6,750
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions	0.675%
Number of financial institutions	7
Internal rate of return on the aggregate principal amount of the loan	10.00%
Fair value of the warrants							68,377,608		$ 10,530,000					¥ 62,331,211	$ 10,190,000
Fair value of the warrants residual allocated to the loan												$ 139,810,000		¥ 855,203,789
Total transaction cost						$ 4,358,118	26,658,170
Transaction cost related to warrants charged to financial costs						$ 296,061	1,810,978
Debt discount							24,847,192					$ 4,062,057
Change in fair value of warrants							2,096,024	$ 340,000
Interest cost							49,954,794	8,017,525
Carrying value of the loan							905,557,426						$ 139,453,836
Debt discount amortization							¥ 24,064,580	$ 3,705,892
Effective interest rate							13.95%						13.95%
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO One [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions	0.675%
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO Two [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions	1.425%
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO Three [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions	2.10%
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member]
Debt Instrument [Line Items]
Interest cost							¥ 9,813,448
Carrying amount of solar project sold			¥ 1,276,496,254
Cash consideration for solar project sold			¥ 2,033,000,000
Proceeds received from the seller-lessee, netting off the transaction costs					¥ 1,589,704,880
Transaction costs					¥ 53,295,120
Expected useful life of solar projects					20 years	20 years
Long-term borrowings							1,268,724,225
Current portion of debt							¥ 149,481,917
Effective interest rate							6.55%						6.55%
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Minimum [Member]
Debt Instrument [Line Items]
Lease term			5 years	5 years
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Maximum [Member]
Debt Instrument [Line Items]
Lease term			12 years	12 years
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Accounts receivable [Member]
Debt Instrument [Line Items]
Pledged assets							¥ 98,147,637
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Project Assets [Member]
Debt Instrument [Line Items]
Pledged assets							1,276,496,254
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Equity Interest [Member]
Debt Instrument [Line Items]
Pledged assets							¥ 862,082,542
JinkoSolar Power [Member]
Debt Instrument [Line Items]
Disposal Group, Including Discontinued Operation, Interest Expense			¥ 142,644,823